INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 4,452,573	$ 4,333,212	$ 13,104,322	$ 10,660,164	$ 16,880,094	$ 12,439,105
Impairment on intellectual property asset	1,573,563
Share based compensation	$ 24,832	$ 41,293	$ 62,951	$ 313,535	$ 346,180	$ 276,847